Property And Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 2.5	$ 1.4	$ 4.7	$ 2.7
Construction in Progress and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Transactions with related party	1.1	$ 1.2	2.5	$ 3.2
Due to related party	$ 0.1		$ 0.1		$ 0.1